Average Annual Total Returns - Advisor Class - PIMCO Income Portfolio	Advisor 1 Year	Advisor Since Inception	Advisor Inception Date	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	6.41%	6.14%	Apr. 29, 2016	7.51%	4.00%